Interest expense and other finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Interest expense on BCP loan	$ 2,903	$ 2,370
Interest expense on other liabilities	10	4
Amortization of loan transaction costs	37	46
Interest cost on decommissioning liability	684	843
Interest expense and other finance costs	$ 3,634	$ 3,263